Short-term debt and short-term debt from related parties (Details) € in Thousands, $ in Thousands	Dec. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Jul. 30, 2019 USD ($)	Dec. 31, 2018 EUR (€)
Debt
Short-term debt	€ 1,149,988			€ 1,205,294
Short-term debt from related parties	21,865			188,900
Short-term debt and short-term debt from related parties	1,171,853			1,394,194
Offset amount	152,598			122,256
Commercial paper program
Debt
Short-term debt	999,732			999,873
Commercial paper borrowing limit	1,000,000			1,000,000
Borrowings under lines of credit
Debt
Short-term debt	€ 143,875			€ 204,491
Average interest rate (as a percent)	0.86%			1.21%
Other
Debt
Short-term debt	€ 6,381			€ 930
Amended 2012 Credit Agreement Excluded Amount
Debt
Remaining borrowing capacity	€ 517,926			€ 386,619
Related party loan agreement
Debt
Short term borrowing capacity from related party		€ 600,000	$ 400,000